Significant accounting policies - Useful Lives of of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Corfo Mining properties | Minimum
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	5 years
Corfo Mining properties | Top of range
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	5 years
Intellectual property | Minimum
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	8 years
Intellectual property | Top of range
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	14 years
IT programs | Minimum
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	1 year
IT programs | Top of range
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	6 years